Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Net Income (Loss) Per Share

The net income (loss) per share presented in the statement of operations is based on the following:

	For the Three Months Ended December 31, 2024	For the Three Months Ended December 31, 2023	For the Nine Months Ended December 31, 2024	For the Nine Months Ended December 31, 2023
Net income	$18,240	$562,676	$99,459	$904,790
Accretion of redeemable common stock to redemption value	(308,102)	(1,067,981)	(1,423,955)	(3,277,975)
Net loss including accretion of redeemable common stock to redemption value	$(289,862)	$(505,305)	$(1,324,496)	$(2,373,185)
	For the Three Months Ended December 31, 2024		For the Three Months Ended December 31, 2023

	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock

Basic and diluted net loss per share:
Numerators:
Allocation of net loss	$(134,389)	(155,473)	$(369,523)	$(135,782)
Accretion of initial and subsequent measurement of common stock subject to redemption value	308,102	—	1,067,981	—
Allocation of net income (loss)	$173,713	(155,473)	$698,458	$(135,782)
Denominators:
Weighted-average shares outstanding	1,595,871	1,846,250	5,024,441	1,846,250
Basic and diluted net income (loss) per share	$0.11	(0.08)	$0.14	$(0.07)
	For the Nine months ended December 31, 2024		For the Nine months ended December 31, 2023

	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock

Basic and diluted net loss per share:
Numerators:
Allocation of net loss	$(774,024)	$(550,472)	$(1,777,349)	$(595,836)
Accretion of initial and subsequent measurement of common stock subject to redemption value	1,423,955	—	3,277,975	—
Allocation of net income (loss)	$649,931	$(550,472)	$1,500,626	$(595,836)
Denominators:
Weighted-average shares outstanding	2,596,027	1,846,250	5,507,268	1,846,250
Basic and diluted net income (loss) per share	$0.25	$(0.30)	$0.27	$(0.32)

The net income (loss) per share presented in the statement of operations is based on the following:

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
Net income	$1,596,567	$145,511
Accretion of redeemable common stock to redemption value	(4,039,650)	(11,275,688)
Net loss including accretion of redeemable common stock to redemption value	$(2,443,083)	$(11,130,177)
	For the Year Ended March 31, 2024		For the Year Ended March 31, 2023
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net loss per share:
Numerators:
Allocation of net loss	$(1,818,810)	$(624,273)	$(8,425,015)	$(2,705,162)
Accretion of initial and subsequent measurement of common stock subject to redemption value	4,039,650	—	11,275,688	—
Allocation of net income (loss)	$2,220,840	$(624,273)	$2,850,673	$(2,705,162)
Denominators:
Weighted-average shares outstanding	5,379,021	1,846,250	5,750,000	1,846,250
Basic and diluted net income (loss) per share	$0.41	$(0.34)	$0.50	$(1.47)